FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Measurement
	Category	Level 1	Level 2	Level 3	Total

	(Dollars In Millions)
Assets:
Fixed maturity securities — AFS Residential mortgage-backed securities	4	$—	$6,765	$40	$6,805
Commercial mortgage-backed securities	4	—	2,127	180	2,307
Other asset-backed securities	4	—	905	515	1,420
U.S. government-related securities	4	411	397	—	808
State, municipalities, and political subdivisions	4	—	4,156	—	4,156
Other government-related securities	4	—	753	—	753
Corporate securities	4	—	52,117	1,582	53,699
Redeemable preferred stocks	4	307	—	—	307
Total fixed maturity securities — AFS		718	67,220	2,317	70,255
Fixed maturity securities — trading Residential mortgage-backed securities	3	—	133	—	133
Commercial mortgage-backed securities	3	—	209	—	209
Other asset-backed securities	3	—	92	93	185
U.S. government-related securities	3	27	6	—	33
State, municipalities, and political subdivisions	3	—	286	—	286
Other government-related securities	3	—	48	16	64
Corporate securities	3	—	1,867	8	1,875
Redeemable preferred stocks	3	8	—	—	8
Total fixed maturity securities — trading		35	2,641	117	2,793
Total fixed maturity securities		$753	$69,861	$2,434	$73,048
Equity securities	3	633	40	155	828
Other long-term investments(1)	3&4	59	1,093	295	1,447
Short-term investments	3	683	179	—	862
Total investments		2,128	71,173	2,884	76,185
Cash	3	390	—	—	390
Assets related to separate accounts
Variable annuity	3	13,648	—	—	13,648
Variable universal life	3	1,982	—	—	1,982
Total assets measured at fair value on a recurring basis		$18,148	$71,173	$2,884	$92,205
Liabilities:
Annuity account balances(2)	3	$—	$—	$63	$63
Other liabilities(1)	3&4	20	820	1,939	2,779
Total liabilities measured at fair value on a recurring basis		$20	$820	$2,002	$2,842

Measurement category 3 represents fair value through net income and 4 represents fair value through other comprehensive income (loss).

(1)	Includes certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Measurement
	Category	Level 1	Level 2	Level 3	Total

	(Recast)
	(Dollars In Millions)
Assets:
Fixed maturity securities — AFS Residential mortgage-backed securities	4	$—	$6,668	$—	$6,668
Commercial mortgage-backed securities	4	—	2,502	32	2,534
Other asset-backed securities	4	—	1,143	435	1,578
U.S. government-related securities	4	1,014	501	—	1,515
State, municipalities, and political subdivisions	4	—	4,420	—	4,420
Other government-related securities	4	—	717	—	717
Corporate securities	4	—	50,675	1,432	52,107
Redeemable preferred stocks	4	125	69	—	194
Total fixed maturity securities — AFS		1,139	66,695	1,899	69,733
Fixed maturity securities — trading Residential mortgage-backed securities	3	—	209	—	209
Commercial mortgage-backed securities	3	—	214	—	214
Other asset-backed securities	3	—	92	71	163
U.S. government-related securities	3	79	12	—	91
State, municipalities, and political subdivisions	3	—	282	—	282
Other government-related securities	3	—	30	—	30
Corporate securities	3	—	1,842	18	1,860
Redeemable preferred stocks	3	13	—	—	13
Total fixed maturity securities — trading		92	2,681	89	2,862
Total fixed maturity securities		1,231	69,376	1,988	72,595
Equity securities	3	566	—	101	667
Other long-term investments(1)	3&4	52	1,285	298	1,635
Short-term investments	3	403	59	—	462
Total investments		2,252	70,720	2,387	75,359
Cash	3	656	—	—	656
Assets related to separate accounts Variable annuity	3	12,378	—	—	12,378
Variable universal life	3	1,287	—	—	1,287
Total assets measured at fair value on a recurring basis		$16,573	$70,720	$2,387	$89,680
Liabilities:
Annuity account balances(2)	3	$—	$—	$67	$67
Other liabilities(1)	3&4	14	867	2,239	3,120
Total liabilities measured at fair value on a recurring basis		$14	$867	$2,306	$3,187

Measurement category 3 represents fair value through net income and 4 represents fair value through other comprehensive income (loss).

(1)	Includes certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

Schedule of the valuation method for material financial instruments included in level 3

The following table presents the valuation method for material financial instruments included in Level 3 as of December 31, 2021, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value
	As of
	December 31,	Valuation	Unobservable	Range
	2021	Technique	Input	(Weighted Average)
	(Dollars In
	Millions)
Assets:
Residential mortgage-backed securities	$40	Trade Price	Spread	1.03% - 1.10% (1.07%)
Commercial mortgage-backed securities	180	Discounted cash flow	Spread over treasury	1.04% - 2.47% (1.30%)
Other asset-backed securities	436	Liquidation	Liquidation value	$98.63 - $99.75 ($99.07)
		Discounted cash flow	Liquidity premium	0.11% - 2.14% (1.54%)
			Paydown Rate	11.20% - 13.41% (12.30%)
			Liquidation value	$60.00 - 113.88% (112.92%)
Corporate securities	1,588	Discounted cash flow	Spread over treasury	0.00% - 4.00% (1.50%)
Liabilities:(1)(2)
Embedded derivatives — GLWB	$475	Actuarial cash flow model	Mortality	88% to 100% of Ruark 2015 ALB Table
			Lapse	PL-RBA Predictive Model
			Utilization	PL-RBA Predictive Model
			Nonperformance risk	0.19% - 0.82%
Embedded derivative — FIA	595	Actuarial cash flow model	Expenses	$214 per policy
			Withdrawal rate	0.4% - 2.4% prior to age 70 RMD for ages 70+ or WB withdrawal rate Assume underutilized RMD for nonWB policies ages 72 - 88
			Mortality	88% to 100% of Ruark 2015 ALB table
			Lapse	0.2% - 50.0%, depending on duration/surrender charge period. Dynamically adjusted for WB moneyness and projected market rates vs credited rates.
			Nonperformance risk	0.19% - 0.82%
Embedded derivative — IUL	$269	Actuarial cash flow model	Mortality	43% - 110% of base table (90% of 2015 VBT Primary Tables adjusted for 5.5 years of 2020 SOA HMI) 94% - 248% of duration 8 point in scale 2015 VBT Primary Tables, depending on type of business
			Lapse	0.375% - 7.5%, depending on duration/distribution channel and smoking class
			Nonperformance risk	0.19% - 0.82%
(1)	Excludes modified coinsurance arrangements.
(2)	Fair value is presented as a net liability.

The following table presents the valuation method for material financial instruments included in Level 3, as of December 31, 2020, as well as the unobservable inputs used in the valuation of those financial instruments:

Fair Value
As of
	December 31,	Valuation	Unobservable	Range
	2020	Technique	Input	(Weighted Average)
(Recast)
(Dollars In
Millions)
Assets:
Commercial mortgage-backed securities	$32	Discounted cash flow	Spread over treasury	2.78% - 2.92% (2.87%)
Other asset-backed securities	435	Liquidation	Liquidation value	$95.00 - $97.00 ($96.19)
		Discounted cash flow	Liquidity premium	0.54% - 2.30% (1.63%)
			Paydown Rate	8.79% - 12.49% (11.39%)
Corporate securities	1,432	Discounted cash flow	Spread over treasury	0.00% - 4.75% (1.89%)
Liabilities:(1)(2)
Embedded derivatives — GLWB	$822	Actuarial cash flow model	Mortality	88% to 100% of Ruark 2015 ALB Table
			Lapse	PL RBA Predictive Model
			Utilization	PL RBA Predictive Model
			Nonperformance risk	0.19% - 0.81%
Embedded derivative — FIA	573	Actuarial cash flow model	Expenses	$207 per policy
			Withdrawal rate	0.4% - 2.4% prior to age 70 RMD for ages 70+ or WB withdrawal rate. Assume underutilized RMD for non WB policies age 72 - 88
			Mortality	88% to 100% of Ruark 2015 ALB table
			Lapse	0.2% - 50.0%, depending on duration/surrender charge period. Dynamically adjusted for WB moneyness and projected market rates vs credited rates.
			Nonperformance risk	0.19% - 0.81%
Embedded derivative — IUL	$201	Actuarial cash flow model	Mortality	36% - 161% of 2015 VBT Primary Tables. 94% - 248% of duration 8 point in scale 2015 VBT Primary Tables, depending on type of business
			Lapse	0.375% - 10%, depending on duration/distribution channel and smoking class
			Nonperformance risk	0.19% - 0.81%
(1)	Excludes modified coinsurance arrangements.
(2)	Fair value is presented as a net liability.

Schedule of reconciliation of the beginning and ending balances for fair value measurements, for which the Company has used significant unobservable inputs (Level 3)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2021, for which the Company has used significant unobservable inputs (Level 3):

		Total		Total
		Realized and Unrealized		Realized and Unrealized
		Gains		Losses
			Included in		Included in
			Other		Other
	Beginning	Included in	Comprehensive	Included in	Comprehensive
	Balance	Net Income	Income	Net Income	Income

	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Residential mortgage-backed securities	$—	$—	$—	$—	$—
Commercial mortgage-backed securities	32	—	—	—	(2)
Other asset-backed securities	435	—	3	—	(1)
Corporate securities	1,432	—	11	—	(34)
Total fixed maturity securities — AFS	1,899	—	14	—	(37)
Fixed maturity securities — trading
Other asset-backed securities	71	—	3	—	—
Other government-related securities	—	—	—	—	—
Corporate securities	18	—	—	—	(1)
Total fixed maturity securities — trading	89	—	3	—	(1)
Total fixed maturity securities	1,988	—	17	—	(38)
Equity securities	101	—	—	—	—
Other long-term investments(1)	298	185	—	(188)	—
Total investments	2,387	185	17	(188)	(38)
Total assets measured at fair value on a recurring basis	$2,387	$185	$17	$(188)	$(38)
Liabilities:
Annuity account balances(2)	$67	$—	$—	$(4)	$—
Other liabilities(1)	2,239	877	—	(577)	—
Total liabilities measured at fair value on a recurring basis	$2,306	$877	$—	$(581)	$—
(1)	Represents certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

								Total Gains
								(losses)
								included in
								Net Income
								Related to
								Instruments
					Transfers			Still Held at
					in/out of		Ending	the Reporting
	Purchases	Sales	Issuances	Settlements	Level 3	Other	Balance	Date

	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Residential mortgage-backed securities	$40	$—	$—	$—	$—	$—	$40	$—
Commercial mortgage-backed securities	—	—	—	—	150	—	180	—
Other asset-backed securities	67	(4)	—	—	14	1	515	—
Corporate securities	274	(212)	—	—	112	(1)	1,582	—
Total fixed maturity securities — AFS	381	(216)	—	—	276	—	2,317	—
Fixed maturity securities — trading
Other asset-backed securities	22	(19)	—	—	16	—	93	—
Other government-related securities	—	—	—	—	16	—	16	—
Corporate securities	2	(6)	—	—	(5)	—	8	—
Total fixed maturity securities — trading	24	(25)	—	—	27	—	117	—
Total fixed maturity securities	405	(241)	—	—	303	—	2,434	—
Equity securities	91	(32)	—	—	(5)	—	155	—
Other long-term investments(1)	—	—	—	—	—	—	295	(3)
Total investments	496	(273)	—	—	298	—	2,884	(3)
Total assets measured at fair value on a recurring basis	$496	$(273)	$—	$—	$298	$—	$2,884	$(3)
Liabilities:
Annuity account balances(2)	$—	$—	$—	$8	$—	$—	$63	$—
Other liabilities(1)	—	—	—	—	—	—	1,939	300
Total liabilities measured at fair value on a recurring basis	$—	$—	$—	$8	$—	$—	$2,002	$300

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2020, for which the Company has used significant unobservable inputs (Level 3):

		Total		Total
		Realized and Unrealized		Realized and Unrealized
		Gains		Losses
			Included in
			Other		Included In
	Beginning	Included in	Comprehensive	Included in	Other Comprehensive
	Balance	Net Income	Income	Net Income	Income

	(Recast)
	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Commercial mortgage-backed securities	$10	$—	$1	$—	$(1)
Other asset-backed securities	421	—	8	—	(13)
Corporate securities	1,374	—	135	—	(83)
Total fixed maturity securities — AFS	1,805	—	144	—	(97)
Fixed maturity securities — trading
Other asset-backed securities	65	6	—	(9)	—
Corporate securities	11	1	—	—	—
Total fixed maturity securities — trading	76	7	—	(9)	—
Total fixed maturity securities	1,881	7	144	(9)	(97)
Equity securities	73	1	—	—	—
Other long-term investments(1)	292	404	—	(300)	—
Total investments	2,246	412	144	(309)	(97)
Total assets measured at fair value on a recurring basis	$2,246	$412	$144	$(309)	$(97)
Liabilities:
Annuity account balances(2)	$70	$—	$—	$(3)	$—
Other liabilities(1)	1,332	926	—	(1,833)	—
Total liabilities measured at fair value on a recurring basis	$1,402	$926	$—	$(1,836)	$—
(1)	Represents certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

								Total Gains
								(losses)
								included in
								Net Income
								Related to
								Instruments
					Transfers			Still Held at
					in/out of		Ending	the Reporting
	Purchases	Sales	Issuances	Settlements	Level 3	Other	Balance	Date

	(Recast)
	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Commercial mortgage-backed securities	$—	$—	$—	$—	$22	$—	$32	$—
Other asset-backed securities	—	(2)	—	—	22	(1)	435	—
Corporate securities	436	(562)	—	—	135	(3)	1,432	—
Total fixed maturity securities — AFS	436	(564)	—	—	179	(4)	1,899	—
Fixed maturity securities — trading
Other asset-backed securities	12	(2)	—	—	(1)	—	71	2
Corporate securities	8	(2)	—	—	—	—	18	—
Total fixed maturity securities — trading	20	(4)	—	—	(1)	—	89	2
Total fixed maturity securities	456	(568)	—	—	178	(4)	1,988	2
Equity securities	27	(5)	—	—	5	—	101	—
Other long-term investments(1)	41	(135)	—	(4)	—	—	298	81
Total investments	524	(708)	—	(4)	183	(4)	2,387	83
Total assets measured at fair value on a recurring basis	$524	$(708)	$—	$(4)	$183	$(4)	$2,387	$83
Liabilities:
Annuity account balances(2)	$—	$—	$—	$6	$—	$—	$67	$—
Other liabilities(1)	—	—	—	—	—	—	2,239	(906)
Total liabilities measured at fair value on a recurring basis	$—	$—	$—	$6	$—	$—	$2,306	$(906)

Schedule of the carrying amounts and estimated fair value of the Company's financial instruments

The carrying amounts and estimated fair values of the Company’s financial instruments that are not reported at fair value as of the periods shown below are as follows:

		As of December 31,
		2021		2020
	Fair Value	Carrying		Carrying
	Level	Amounts	Fair Values	Amounts	Fair Values

	(Dollars In Millions)
Assets:
Commercial mortgage loans(1)	3	$10,863	$11,386	$10,006	$10,788
Policy loans	3	1,527	1,527	1,593	1,593
Other long-term investments(2)	3	1,930	1,990	1,186	1,283
Liabilities:
Stable value product account balances	3	$8,526	$8,598	$6,056	$6,231
Future policy benefits and claims(3)	3	1,457	1,504	1,580	1,603
Other policyholders' funds(4)	3	102	108	102	108
Debt:(5)
Subordinated funding obligations	3	$110	$116	$110	$121

Except as noted below, fair values were estimated using quoted market prices.

(1)	The carrying amount is net of allowance for credit losses.
(2)	Other long-term investments represents a modco receivable, which is related to invested assets such as fixed income and structured securities, which are legally owned by the ceding company. The fair value is determined in a manner consistent with other similar invested assets held by the Company. In addition, it includes the cash surrender value of the Company’s COLI policy.
(3)	Single premium immediate annuity without life contingencies.
(4)	Supplementary contracts without life contingencies.
(5)	Excludes immaterial capital lease obligations.